Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 41,245	$ 37,608	$ 20,402
Adjustment for inflation	[1]		152
Ending balance		47,474	41,245	37,608
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		122,963	92,894	53,331
Increases		3,108	2,634	6,147
Translation effect		26,781	36,509	32,511
Adjustment for inflation	[2]	2,028	1,070	833
Decreases, reclassifications and other movements		(2,041)	(10,144)	72
Ending balance		152,839	122,963	92,894
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		81,718	55,286	32,929
Increases		4,833	3,428	2,374
Translation effect		18,341	22,753	19,807
Adjustment for inflation	[2]	473	251	199
Decreases, reclassifications and other movements				(23)
Ending balance		105,365	81,718	55,286
Service concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		22,853	17,646	11,592
Ending balance		26,672	22,853	17,646
Service concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		74,197	51,936	31,702
Increases		2,380	1,049	1,271
Translation effect		16,547	21,213	18,969
Decreases, reclassifications and other movements			(1)	(6)
Ending balance		93,124	74,197	51,936
Service concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		51,344	34,290	20,110
Increases		3,485	2,659	1,848
Translation effect		11,623	14,395	12,332
Ending balance		66,452	51,344	34,290
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		13,436	16,655	6,907
Ending balance		14,010	13,436	16,655
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		13,436	16,655	6,907
Increases		34	715	4,171	[3]
Translation effect		2,739	6,528	5,680
Decreases, reclassifications and other movements		(2,199)	(10,462)	(103)
Ending balance		14,010	13,436	16,655
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		4,956	3,307	1,903
Ending balance		6,792	4,956	3,307
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		35,330	24,303	14,722
Increases		694	870	705
Translation effect		7,495	8,768	7,862
Adjustment for inflation	[2]	2,028	1,070	833
Decreases, reclassifications and other movements		158	319	181
Ending balance		45,705	35,330	24,303
Other intangibles [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		30,374	20,996	12,819
Increases		1,348	769	526
Translation effect		6,718	8,358	7,475
Adjustment for inflation	[2]	473	251	199
Decreases, reclassifications and other movements				(23)
Ending balance		$ 38,913	$ 30,374	$ 20,996

[1]	Corresponds to adjustment for inflation of opening balances of the provision for impairment of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
[2]	Corresponds to adjustment for inflation of opening balances of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
[3]	See Note 34.b).